EQUITY	12 Months Ended
Feb. 28, 2026
Equity [Abstract]
EQUITY

Note 12 — EQUITY

Ordinary shares

The total number of authorized shares of the Company’s ordinary shares was 125,320,000 as of February 28, 2025 and February 28, 2026.

On January 22, 2024, the Company’s board of directors approved a share split of the Company’s outstanding ordinary shares at a ratio of 1-to-130, which became effective on March 1, 2024, resulting in 240,890 ordinary shares issued as of February 28, 2025 and February 28, 2026 giving effect of the share split. The Company believes it is appropriate to reflect the above transactions on a retroactive basis similar to a share split pursuant to ASC 260. All references made to share numbers or share values in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 1-to-130 share split.

On February 16, 2026, in connection with the filing of the registration statement for an IPO, of which these financial statements are a part of, the Company’s board of directors approved a share split of the Company’s outstanding ordinary shares at a ratio of 1-to-241, which became effective on March 31, 2026, resulting in 58,054,490 ordinary shares issued as of February 28, 2025 and February 28, 2026 giving effect of the share split. The Company believes it is appropriate to reflect the above transactions on a retroactive basis similar to a share split pursuant to ASC 260. All references made to share numbers or share values in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the 1-to-241 share split.

For the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026, the Company did not declare any dividend.

Increases/decreases and transfer of ordinary shares, reserve, and surplus

The Companies Act of Japan (the “Companies Act”) requires that an amount equal to 10% of dividends must be appropriated as legal reserve (a component of retained earnings) or as additional paid-in capital (a component of capital surplus) depending on the equity account charged upon the payment of such dividends until the total of the aggregate amount of legal reserve and additional paid-in capital equals 25% of ordinary shares. Under the Companies Act, the total amount of additional paid-in capital and legal reserve may be reversed without limitation. The Companies Act also provides that ordinary shares, legal reserve, additional paid-in capital, and other capital surplus and retained earnings can be transferred among the accounts under certain conditions upon resolution of the shareholders.

Dividends

Under the Companies Act, companies can pay dividends at any time during the year in addition to the year-end dividends, provided that the Company’s articles of incorporation authorize such distributions, upon resolution at the shareholders’ meeting. The Companies Act permits companies to distribute dividends-in-kind (non-cash assets) to shareholders subject to certain limitations and additional requirements. The Companies Act provides certain limitations on the amounts available for dividends or the purchase of treasury shares. The limitation is defined as the amount available for distribution to the shareholders, but the amount of net assets after dividends must be maintained at no less than JPY3 million.

Treasury shares

The treasury shares account included 2,337,700 and 1,912,576 ordinary shares repurchased from certain shareholders as of February 28, 2025 and February 28, 2026, respectively.

On September 15, 2023, the Company repurchased 14,098,500 ordinary shares (equivalent to 450 ordinary shares prior to the share split) from a specific shareholder, RISA Corporate Solution Fund No. 4 L.P., for a total consideration of JPY2,601,249,750. In connection with this transaction, and pursuant to the Companies Act, the Company also repurchased an additional 93,990 ordinary shares (equivalent to three ordinary shares prior to the share split) from an individual shareholder on November 10, 2023, for a total consideration of JPY17,341,665, in response to a statutory sell-out request. These transactions were approved by the board of directors. All repurchased shares were recorded as treasury shares.

During the fiscal years ended February 29, 2024 and February 28, 2025, the Company reissued 8,114,470 and 3,740,320 treasury shares, respectively, to multiple investors at a price of approximately JPY207 per share (equivalent to JPY6,500,000 per share prior to the share split). During the fiscal year ended February 28, 2026, the Company reissued 425,124 treasury shares, respectively, to an investor at a price of approximately JPY353 per share (equivalent to JPY85,000 per share prior to the share split). The excess of the reissuance price over the repurchase cost was recorded as additional paid-in capital, except for 313,300 treasury shares reissued during the fiscal year ended February 29, 2024, which were classified as mezzanine equity pursuant to the redemption rights described in Note 11.